Subsequent Events (Details) - Subsequent Event - Revolving line of credit - First Revolving Line Of Credit, Refinanced	Mar. 14, 2022
Subsequent Event [Line Items]
Maximum total advance rate, year one	140.00%
Maximum total advance rate, year two	130.00%
Maximum total advance rate, thereafter	120.00%